UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-5498

Name of Registrant:	Putnam Master Intermediate Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
Beth S. Mazor, Vice President
Putnam Master Intermediate Income Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
09/30/2006
Date of reporting period:
07/01/2006 - 06/30/2007

Item 1: Proxy Voting Record

Registrant: Putnam Master Intermediate Income Trust

Owens Corning
	Ticker	Security ID:	Meeting Date		Meeting Status
	OWENQ	CUSIP9 69073FAB9	09/01/2006		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	PLAN OF REORGANIZATION	Mgmt	NA	For	NA
	2	RELEASED PARTIES ELECTION	Mgmt	NA	Against	NA

Putnam Prime Money Market Fund

	Ticker	Security ID:	Meeting Date		Meeting Status
		CUSIP9 746763416	05/15/2007		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Approving a New Management	Mgmt	For	For	For
Contract for your Fund

USA Mobility Inc
	Ticker	Security ID:	Meeting Date		Meeting Status
		Cusip 90341G103	08/09/2006		Voted
	Meeting Type	Country of Trade

	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Director David Abrams	Mgmt	For	For	For
	1.2	Elect Director James V. Continenza	Mgmt	For	For	For

	1.3	Elect Director Nicholas A. Gallopo	Mgmt	For	For	For

	1.4	Elect Director Vincent D. Kelly	Mgmt	For	For	For
	1.5	Elect Director Brian O'Reilly	Mgmt	For	For	For
	1.6	Elect Director Matthew Oristano	Mgmt	For	For	For
	1.7	Elect Director Samme L. Thompson	Mgmt	For	For	For

	1.8	Elect Director Royce Yudkoff	Mgmt	For	For	For

WHX Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	WHX	CUSIP9 929248508	06/21/2007		Take No Action
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Warren Lichtenstein	Mgmt	For	TNA	NA
	1.2	Elect Jack Howard	Mgmt	For	TNA	NA
	1.3	Elect Glen Kassan	Mgmt	For	TNA	NA
	1.4	Elect Louis Klein, Jr.	Mgmt	For	TNA	NA
	1.5	Elect Daniel Murphy, Jr.	Mgmt	For	TNA	NA
	1.6	Elect John Quicke	Mgmt	For	TNA	NA
	1.7	Elect Joshua Schechter	Mgmt	For	TNA	NA
	1.8	Elect Garen Smith	Mgmt	For	TNA	NA
	2	Increase in Authorized Common	Mgmt	For	TNA	NA
Stock
	3	2007 Incentive Stock Plan	Mgmt	For	TNA	NA
	4	Ratification of Auditor	Mgmt	For	TNA	NA

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Master Intermediate Income Trust

By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 13, 2007